LOANS PAYABLE - SBA - PPP LOAN - Narrative (Details) - USD ($)	1 Months Ended
	May 31, 2022	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020	Apr. 30, 2020	Mar. 27, 2020
Short-Term Debt
Accrued interest				$ 47,656	$ 18,858
PPP Loan
Short-Term Debt
Original amount of Loans payable						$ 298,958	$ 516,225	$ 10,000,000
Monthly payment of loans payable	$ 15,932	$ 29,052
Interest rate of loans payable	1.00%	1.00%
Accrued interest			$ 16,303	$ 13,337	$ 5,162